As filed with the Securities and Exchange Commission on April 9, 2004


                                               Registration No. 33-51017
                                                                811-7121
------------------------------------------------------------------------
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                          ----------------

                             FORM N-1A

                                                                    ----
         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   / X /

                                                                    ----
                                                                    ----
                     Pre-Effective Amendment No.                   /   /
                                                                    ----
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                   Post-Effective Amendment No. 12                 / X /


                               and/or                               ----
                                                                    ----

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY      / X /
                             ACT OF 1940                            ----
                                                                    ----


                         Amendment No. 13                          / X /


                (Check appropriate box or boxes)                    ----
                       ---------------

                  PUTNAM ASSET ALLOCATION FUNDS
        (Exact name of Registrant as Specified in Charter)

        One Post Office Square, Boston, Massachusetts 02109
        (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, including Area Code
                        (617) 292-1000

                       ---------------

        It is proposed that this filing will become effective
                     (check appropriate box)
----
/   /  immediately upon filing pursuant to paragraph (b)
----
----


/   /  on (date) pursuant to paragraph (b)


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/ X /  60 days after filing pursuant to paragraph (a)(1)
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/   /  on (date) pursuant to paragraph (a)(1)
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/   /  75 days after filing pursuant to paragraph (a)(2)
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/   /  on (date) pursuant to paragraph (a)(2) of Rule 485.
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If appropriate, check the following box:
----
/   /  this post-effective amendment designates a new
----   effective date for a previously filed post-effective amendment.

                       ---------------
                BETH S. MAZOR, Vice President
                PUTNAM ASSET ALLOCATION FUNDS

                    One Post Office Square
                 Boston, Massachusetts 02109
            (Name and address of agent for service)
                       ---------------
                           Copy to:
                  JOHN W. GERSTMAYR, Esquire
                        ROPES & GRAY LLP
                   One International Place
                  Boston, Massachusetts 02110
                       ---------------

Parts A and B of this registration statement are hereby incorporated by reference to Post-Effective Amendment no. 11 to this Registration
Statement, as filed with the Commission on January 30, 2004 (Accession No. 0000928816-04-000095).



Prospectus Supplement
dated April 9, 2004 to:

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation: Growth Portfolio
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio (the "funds")
Prospectuses dated January 30, 2004

As previously disclosed in a press release dated March 2, 2004, Putnam Management discovered that in early 2001, certain Putnam employees had willfully circumvented controls in connection with the correction of operational errors with respect to a 401(k) client's investment in certain Putnam Funds, which led to losses in the funds. Putnam made restitution of approximately $123,000, $141,000 and $27,000 to Putnam Asset Allocation: Growth Portfolio, Putnam Asset Allocation: Balanced Portfolio and Putnam Asset Allocation: Conservative Portfolio, respectively, on February 27, 2004, representing for each fund less than $0.001 per share outstanding as of such date. Putnam and the funds' trustees are in the process of finalizing the restitution amounts. Additional amounts may be warranted. Putnam has also implemented a number of personnel changes, including senior personnel, and has begun to implement changes in procedures to address these items. Putnam has informed the SEC, the funds' Trustees and independent auditors.


PUTNAM ASSET ALLOCATION FUNDS

FORM N-1A
PART C

OTHER INFORMATION

Item 23. Exhibits

(a) Agreement and Declaration of Trust, as amended January 7, 1994 -- Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement.
(b) By-Laws, as amended through July 21, 2000 -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement.
(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
(c)(2) Portions of By-Laws Relating to Shareholders' Rights -- Incorporated by reference to the Registrant's Initial Registration Statement.
(d) Management Contract dated January 20, 1997 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
(e)(1) Distributor's Contract dated May 6, 1994 -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement.
(e)(2) Form of Dealer Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration
Statement.
(e)(3) Form of Financial Institution Sales Contract -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(f) Trustee Retirement Plan dated October 4, 1996 -- Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement.
(g) Custodian Agreement with Putnam Fiduciary Trust Company dated May 3, 1991, as amended June 1, 2001 -- Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Registration
Statement.
(h) Investor Servicing Agreement dated June 3, 1991 with Putnam
Fiduciary Trust Company -- Incorporated by reference to the Registrant's Initial Registration Statement.
(i) Opinion of Ropes & Gray, including consent -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(j) Consent of Independent Auditors.
(k) Not applicable.
(l) Investment Letter from Putnam Investments, LLC to the Registrant -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement.
(m)(1)  Class A Distribution Plan and Agreement dated November 8,
1993 -- Incorporated by reference to the Registrant's Initial Registration Statement.
(m)(2)  Class B Distribution Plan and Agreement dated November 8,
1993 -- Incorporated by reference to the Registrant's Initial Registration Statement.
(m)(3)  Class C Distribution Plan and Agreement dated September 1,
1994 -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement.
(m)(4) Class M Distribution Plan and Agreement dated January 30, 1995 -- Incorporated by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement.
(m)(5)  Class R Distribution Plan and Agreement dated November 15, 2002
-- Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(m)(6) Form of Dealer Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration
Statement.
(m)(7) Form of Financial Institution Service Agreement -- Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement.
(n) Rule 18f-3 Plan - Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement.
(p)(1) The Putnam Funds Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration
Statement.

(p)(2) Putnam Investments Code of Ethics -- Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Registration
Statement.

Item 24. Persons Controlled by or under Common Control with the Fund

None.

Item 25. Indemnification

The information required by this item is incorporated herein by reference to the Registrant's Initial Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-7121).


Item 26. Business and Other Connections of Investment Adviser

Except as set forth below, the directors and officers of the Registrant's investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is One Post Office Square, Boston, Massachusetts 02109.


Name                                  Non-Putnam business and other connections
----                                  -----------------------------------------
Yannick Aron                          Prior to June 2002, Quantitative Analyst and
Vice President                        Risk Manager, New Flag Asset Management Limited,
                                      8-10 Haymarket, London, England; Prior to
                                      December 2002, Consultant, Reech Capital PLC,
                                      CNU Tower, 1 Undershaft, London, England.

Matthew P. Beagle                     Prior to August 2002, Manager, DiamondCluster
Assistant Vice President              International, Suite 3000, John Hancock Center,
                                      N. Michigan Ave., Chicago, IL 60611


Navin Belani                          Prior to December 2002, Associate, Salomon
Vice President                        Smith Barney, 388 Greenwich St., New York, NY 10013

Michael Boam                          Prior to June 2002, Credit Analyst and Deputy
Vice President                        Portfolio Manager, New Flag Asset Management
                                      Limited, 8-10 Haymarket, London, England

Joshua H. Brooks                      Prior to March 2002, Senior Vice President and
Managing Director                     Chief Investment Officer of Value Investing,
                                      Delaware Investments, One Commerce Square, 2005
                                      Market Street, Philadelphia, PA 19103

Daniel S. Choquette                   Prior to September 2002, Fixed Income Derivatives
Senior Vice President                 Trader, Lehman Brothers, 745 7th Avenue, New York,
                                      NY 10019

John R.S. Cutler                      Member, Burst Media, L.L.C., 10 New England
Vice President                        Executive Park, Burlington, MA 01803

Timothy Francis Edmonstone            Prior to December 2002, Vice President and
Vice President                        Equities Analyst, BT Funds Management, Chifley Tower,
                                      One Chifley Place, Sydney NSW 2000, Australia

Irene M. Esteves                      Board of Directors Member, SC Johnson Commercialmarkets,
Managing Director                     8310 16th St., Stutevant, WI 53177; Board of Directors
                                      Member, Mrs. Bairds Bakeries, 515 Jones St., Suite 200,
                                      Fort Worth, Texas 76102


Gian D. Fabbri                        Partner, KF Style, LLC, 73 Charles St., Boston, MA 02114
Assistant Vice President

Charles E. Haldeman                   Prior to October 2002, Chief Executive Officer,
President and Chief Executive         Delaware Management Holdings, Inc., 2005 Market
Officer                               Street, Philadelphia, PA 19103

Carolyn J. Herzog                     Prior to August, 2002, Consultant, Ajilon, One
Assistant Vice President              Van de Graaf Road, Burlington, MA 01803


Andrew Holmes                         Prior to June 2002, Director, New Flag Asset
Senior Vice President                 Management Limited, 8-10 Haymarket, London, England


Anna M. Lester                        Prior to June 2002, Owner, Sloan Sweatshirt Company,
Assistant Vice President              50 Memorial Drive, Cambridge, MA 02142


David Mael                            Prior to April 2002, Senior Consultant, Solutions
Senior Vice President                 Atlantic, 109 Kingston St., Boston, MA 02210

Cyril S. Malak                        Prior to April 2002, Associate, JPMorgan Chase,
Vice President                        270 Park Ave., New York, NY 10019

Michael Mills                         Prior to June 2002, Senior Credit Analyst, New Flag
Vice President                        Asset Management Limited, 8-10 Haymarket, London, England

Donald E. Mullin                      Corporate Representative and Board Member, Delta Dental
Senior Vice President                 Plan of Massachusetts, 10 Presidents Landing, P.O. Box 94104,
                                      Medford, MA 02155


Terrence W. Norchi                    Prior to April 2002, Senior Vice President, Citigroup
Senior Vice President                 Asset Management, 100 First Stamford Place, Stamford, CT 06902

Brian P. O'Toole                      Prior to June 2002, Managing Director, Citigroup Asset
Managing Director                     Management, 100 First Stamford Place, Stamford, CT 06902


Walton D. Pearson                     Prior to February 2003, Senior Vice President and Senior
Senior Vice President                 Portfolio Manager, Alliance Capital Management L.P., 1345
                                      Avenue of the Americas, New York, NY 10105

Michael C. Petro                      Prior to October 2002, Senior Research Associate,
Vice President                        RBC Dain Rauscher, 60 S. 6th St., Minneapolis, MN 55402


Lauritz Ringdal                       Prior to August 2002, Research Analyst, Standard Bank
Vice President                        London, Cannon Bridge House, 25 Dowgate Hill, London, England

Richard S. Robie III                  Prior to November 2001, Senior Vice President, Old Mutual
Managing Director                     (US) Asset Managers, One International Place, Boston, MA 02110


David H. Schiff                       Prior to July 2002, Principal, State Street Global
Senior Vice President                 Advisors, Two International Place, Boston, MA 02110

Justin M. Scott                       Director, DSI Proprieties (Neja) Ltd., Epping Rd.,
Managing Director                     Reydon, Essex CM19 5RD

Jonathan D. Sharkey                   Prior to February 2002, Principal, Cypress Tree Investments,
Vice President                        8 Faneuil Hall #4, Boston, MA 02109

Anton. D. Simon                       Prior to June 2002, Chief Investment Officer, New Flag
Senior Vice President                 Asset Management Limited, 8-10 Haymarket, London, England


Steven Spiegel                        Director, Ultra Diamond and Gold Outlet, 29 East Madison St.,
Vice Chairman                         Suite 1800, Chicago, IL 60602; Director, FACES New York
                                      University Medical Center, 550 First Avenue, New York, NY 10016;
                                      Trustee, Babson College, One College Drive, Wellesley, MA 02157


Julian Wellesley                      Prior to November 2002, Senior Vice President, Schroder
Senior Vice President                 Investment Management Inc., 875 Third Avenue, New York, NY 10020

Eric Wetlaufer                        President and Member of Board of Directors, The Boston
Managing Director                     Security Analysts Society, Inc., 100 Boylston St., Suite 1050,
                                      Boston, MA 02110

Fifield W. Whitman                    Prior to August 2002, Vice President and Portfolio Manager,
Vice President                        Credit Suisse Asset Management, 3 Exchange Square, 44th Floor,
                                      Hong Kong


James Yu                              Prior to October 2002, Vice President and Portfolio Manager,
Vice President                        John Hancock Funds, 101 Huntington Ave., Boston, MA 02199




Item 27.  Principal Underwriter

(a) Putnam Retail Management Limited Partnership is the principal underwriter for each of the following investment companies, including the Registrant:


Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asset Allocation Funds, Putnam California Tax Exempt Income Fund, Putnam Capital Appreciation Fund, Putnam Classic Equity Fund, Putnam Convertible Income-Growth Trust, Putnam Discovery Growth Fund (formerly Putnam Voyager Fund II), Putnam Diversified Income Trust, Putnam Equity Income Fund, Putnam Europe Equity Fund (formerly Putnam Europe Growth Fund), Putnam Florida Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Equity Fund, Putnam Global Income Trust, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam High Yield Advantage Fund, Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, Putnam International Equity Fund (formerly Putnam International Growth Fund), Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam Tax Smart Funds Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund.


(b) The directors and officers of the Registrant's principal underwriter are listed below. None of the officers are officers of the Registrant except:

Name                          Position and Offices with Registrant

Richard Monaghan              Vice President
Gordon Silver                 Vice President

The principal business address of each person is One Post Office Square, Boston, MA 02109:

Name                                    Position and Office with the Underwriter
-----------------------------------------------------------------------------
Aaron III,Jefferson F.                  Senior Vice President


Ahearn,Paul D.                          Assistant Vice President


Ahonen,Jennifer D.                      Vice President
Alpaugh,Christopher S.                  Senior Vice President
Amisano,Paulette C.                     Vice President
Arends,Laura D.                         Vice President
Arends,Michael K.                       Senior Vice President
Asher,Steven E.                         Senior Vice President
Avery,Scott A.                          Senior Vice President


Ayala-Macey,Ann C.                      Assistant Vice President
Aymond,Christian E.                     Senior Vice President


Babcock III,Warren W.                   Senior Vice President
Baker,Christopher H.                    Vice President


Baker,Erin L.                           Assistant Vice President


Barker,Andrew R.                        Senior Vice President
Barnett,William E.                      Vice President
Barrett,Thomas                          Senior Vice President


Bartony,Paul A.                         Assistant Vice President


Beatty,Elizabeth A.                     Vice President
Beatty,Steven M.                        Senior Vice President
Bergeron,Christopher E.                 Vice President
Beringer,Thomas C.                      Senior Vice President
Blackall,William B.                     Vice President
Borden,Richard S.                       Vice President
Bosinger,Paul C.                        Vice President
Bouchard,Keith R.                       Senior Vice President
Bradford Jr.,Linwood E.                 Managing Director


Brady,Jeremy V.                         Assistant Vice President
Brandt,Sarah J.                         Assistant Vice President
Brennan,Sean M.                         Assistant Vice President
Bromberger,Steven L.                    Assistant Vice President


Buckner,Gail D.                         Senior Vice President
Bumpus,James F.                         Senior Vice President
Bunker,Christopher M.                   Senior Vice President


Burns,Robert J.                         Assistant Vice President


Bush,Jessica Scoon                      Assistant Vice President
Cabana,Susan D.                         Senior Vice President
Call,Timothy W.                         Senior Vice President
Callinan,Richard E.                     Vice President


Campbell,Christopher F.                 Assistant Vice President


Caramazza,Pierre C.                     Vice President


Card,Victoria R.                        Assistant Vice President


Carey,Christopher P.                    Vice President


Carlson,Erik C.                         Assistant Vice President


Caruso,Robert M.                        Vice President
Casey,David M.                          Senior Vice President
Cass,William D.                         Senior Vice President


Caswell,Kendra L.                       Assistant Vice President


Ceruolo,Christopher                     Vice President


Chang,America J.                        Assistant Vice President


Chapman,Frederick                       Vice President
Church,Brian T.                         Vice President


Clark,James F.                          Assistant Vice President


Condon,Meagan L.                        Vice President
Condron,Brett P.                        Vice President
Coneeny,Mark L.                         Managing Director
Connelly,Donald A.                      Senior Vice President
Connolly,William T.                     Managing Director
Cooley,Jonathan A.                      Vice President
Corbett,Dennis T.                       Senior Vice President
Corvinus,F. Nicholas                    Managing Director
Corwin,Kathleen K.                      Vice President


Cosentino,Joseph D.                     Assistant Vice President


Coveney,Anne M.                         Senior Vice President
Covington,Ryan R.                       Vice President


Crean,Jeremy P.                         Assistant Vice President


Cristo,Chad H.                          Senior Vice President


Croft,Ariane D.                         Assistant Vice President

Crotty,Kenneth Brian                    Assistant Vice President


Curry,John D.                           Senior Vice President
Dabney,Richard W.                       Senior Vice President
Dahill,Jessica E.                       Vice President
Damon,James G.                          Vice President
Davidian,Raymond A.                     Vice President


Days,Nancy M.                           Assistant Vice President


DeAngelis,Adam                          Vice President
DeFao,Michael E.                        Vice President


DeGregorio Jr.,Richard A.               Assistant Vice President


DeNitto,James P.                        Vice President
Demmler,Joseph L.                       Managing Director
Dempsey,Thomas F.                       Vice President
Derbyshire,Ralph C.                     Senior Vice President
Dewey Jr.,Paul S.                       Senior Vice President


DiBuono,Jeffrey P.                      Assistant Vice President
DiGiacomo,Jill M.                       Assistant Vice President


Donadio,Joyce M.                        Vice President


Doyle,Michelle Anne                     Assistant Vice President
Economou,Stefan G.                      Assistant Vice President
Eidelberg,Kathleen E.                   Assistant Vice President


Elder,Michael D.                        Senior Vice President
Emhof,Joseph R.                         Senior Vice President
Esteves,Irene M.                        Sr Managing Director


Ethington,Robert H.                     Assistant Vice President


Fanning,Virginia A.                     Senior Vice President
Fardy,Michael S.                        Vice President
Favaloro,Beth A.                        Senior Vice President
Felan III,Catarino                      Vice President
Feldman,Susan H.                        Senior Vice President
Fiedler,Stephen J.                      Vice President
Fishman,Mitchell B.                     Managing Director


Fitts Jr.,Alan C.                       Assistant Vice President
Fleming,Robert A.                       Assistant Vice President


Flynn,Kevin M.                          Vice President
Foley,Timothy P.                        Senior Vice President
Forrester,Gordon M.                     Managing Director


Foster, Laura G.                        Vice President
Fronc,Richard Joseph                    Assistant Vice President


Gaudette,Marjorie B.                    Vice President


Gelinas,Christopher S.                  Assistant Vice President


Gessner,Mark A.                         Vice President
Giessler,Todd C.                        Vice President
Gipson,Zachary A.                       Vice President
Goodman,Robert                          Managing Director


Graham,Trevor C.                        Assistant Vice President


Grant,Lisa M.                           Vice President
Grant,Mitchell T.                       Managing Director


Greenwood,Julie M.                      Assistant Vice President
Greenwood,Todd M.                       Assistant Vice President


Gundersen,Jan S.                        Vice President
Hachey,Andrew J.                        Senior Vice President
Hagan IV,J. Addison                     Vice President
Haines,James B.                         Vice President
Halloran,James E.                       Senior Vice President
Halloran,Thomas W.                      Managing Director
Hartigan,Craig W.                       Senior Vice President
Hartigan,Maureen A.                     Vice President


Hassinger,Aaron D.                      Assistant Vice President


Herman,C. Christopher                   Senior Vice President


Herold, Karen                           Assistant Vice President


Hess Jr.,William C.                     Vice President
Hill,Kelli K.                           Senior Vice President
Holland,Jeffrey K.                      Vice President
Holmes,Maureen A.                       Senior Vice President


Holt,Michael A.                         Assistant Vice President


Hooley Jr.,Daniel F.                    Vice President


Howe,Denise M.                          Assistant Vice President


Howley,Sean J.                          Senior Vice President
Hoyt,Paula J.                           Vice President
Hughes,Carolyn                          Senior Vice President
Hyland,John P.                          Vice President
Iglesias,Louis X.                       Senior Vice President


Iris,Stefan K.                          Assistant Vice President
Jackson,Dorothea M.                     Assistant Vice President
Jean,Ellen F.                           Assistant Vice President
Jeans,Kathleen A.                       Assistant Vice President


Jones,Thomas A.                         Senior Vice President


Jordan,Stephen R.                       Assistant Vice President


Kadnar,Stephanie T.                     Vice President
Kapinos,Peter J.                        Senior Vice President
Kay,Karen R.                            Senior Vice President
Kelley,Brian J.                         Senior Vice President
Kelly,A. Siobhan                        Senior Vice President
Kelly,David                             Senior Vice President
Kennedy,Daniel J.                       Senior Vice President
Kerivan,John R.                         Senior Vice President
Kersten,Charles N.                      Vice President
Kinsman,Anne M.                         Senior Vice President


Kircher,Richard T.                      Assistant Vice President


Kirk,Deborah H.                         Senior Vice President


Kline,Bonnie S.                         Assistant Vice President


Knutzen,Erik L.                         Managing Director
Komodromos,Costas G.                    Senior Vice President
Kotsiras,Steven                         Vice President
Kringdon,Joseph D.                      Managing Director


LaGreca,Jennifer J.                     Assistant Vice President


Lacascia,Charles M.                     Senior Vice President


Lacour,Jayme J.                         Assistant Vice President


Landers,Michael J.                      Vice President
Larson,John R.                          Vice President
Lathrop,James D.                        Senior Vice President
Legge,Deirdre M.                        Vice President
Levy,Eric S.                            Managing Director
Levy,Norman S.                          Senior Vice President
Lewandowski Jr.,Edward V.               Senior Vice President
Lieberman,Samuel L.                     Senior Vice President


Lighty,Brian C.                         Assistant Vice President
Link,Christopher H.                     Vice President


Lohmeier,Andrew                         Vice President


Loomis,Marcy R.                         Assistant Vice President


Lukens,James W.                         Senior Vice President


Mackey,Paul Stuart                      Assistant Vice President
Maglio,Nancy T.                         Assistant Vice President


Mahoney,Julie M.                        Vice President


Malonson,Michelle T.                    Assistant Vice President


Mansfield,Scott D.                      Vice President
Martin,David M.                         Vice President


Martin,Kevin J.                         Assistant Vice President
Massey,Shannon M.                       Assistant Vice President


McCafferty,Karen A.                     Senior Vice President


McCarthy,Anne B.                        Assistant Vice President


McCarthy,Conor W.                       Senior Vice President


McCollough,Martha J.                    Assistant Vice President


McConville,Paul D.                      Senior Vice President
McCullough,Ronald L.                    Senior Vice President
McCutcheon,Bruce A.                     Senior Vice President
McDermott,Robert J.                     Vice President


McDonough,Timothy M.                    Assistant Vice President


McInis,Brian S.                         Vice President
McKenna,Mark J.                         Managing Director
Meerman,William                         Vice President
Mehta,Ashok                             Senior Vice President
Metelmann,Claye A.                      Senior Vice President
Michejda,Marek A.                       Senior Vice President
Mikami,Darryl K.                        Managing Director
Miller,Bart D.                          Senior Vice President
Mills,Ronald K.                         Vice President
Minsk,Judith                            Vice President
Mintzer,Matthew P.                      Senior Vice President
Moffitt,Kevin L.                        Vice President
Molesky,Kevin P.                        Vice President
Monaghan,Richard A.                     Director
Monahan,Kimberly A.                     Vice President
Moody,Paul R.                           Senior Vice President
Moret,Mitchell L.                       Senior Vice President
Murray,Brendan R.                       Senior Vice President
Nadherny,Robert Charles                 Managing Director
Nakamura,Denise-Marie                   Senior Vice President


Nardone,Laura E.                        Assistant Vice President


Nelson,Alexander L.                     Managing Director
Nelson,Brian W.                         Vice President
Nickodemus,John P.                      Managing Director


Nickolini,Michael A.                    Assistant Vice President
Nickse,Gail A.                          Assistant Vice President


Nicolazzo,Jon C.                        Senior Vice President


Nielson,James D.                        Assistant Vice President


Noble,John D.                           Senior Vice President


Nowak,Kristin M.                        Assistant Vice President


O'Callaghan,John                        Senior Vice President
O'Connell Jr.,Paul P.                   Vice President
O'Connor,Brian P.                       Senior Vice President
O'Connor,Matthew P.                     Senior Vice President
O'Sullivan,Shawn M.                     Vice President


Olsen, Stephen                          Assistant Vice President


Olson,Christopher W.                    Vice President
Otsuka,Fumihiko                         Senior Vice President
Palmer,Patrick J.                       Senior Vice President
Patton,Robert J.                        Senior Vice President
Perkins,Erin M.                         Vice President
Phoenix,Joseph T.                       Managing Director
Piersol,Willow B.                       Vice President
Platt,Thomas R.                         Senior Vice President
Prina,Paul                              Senior Vice President
Pulkrabek,Scott M.                      Senior Vice President
Puzzangara,John C.                      Vice President
Quinn,Brian J.                          Vice President
Reed,Frank C.                           Vice President
Regner,Thomas M.                        Senior Vice President
Reid,Sandra L.                          Vice President
Reilly,Michael A.                       Vice President


Rickenbach,Christian R.                 Assistant Vice President


Rider,Wendy A.                          Senior Vice President


Riley,Megan G.                          Assistant Vice President
Ritter,Jesse D.                         Assistant Vice President


Rodammer,Kris                           Senior Vice President
Rosalanko,Thomas J.                     Senior Vice President


Rose, Laura                             Assistant Vice President


Rosmarin,Adam L.                        Vice President
Rountree,G. Manning                     Senior Vice President
Rowe,Robert B.                          Senior Vice President
Ruys de Perez,Charles A.                Managing Director
Ryan,Deborah A.                         Vice President
Ryan,William M.                         Senior Vice President


Salsman,Elizabeth P.                    Assistant Vice President


Saunders,Catherine A.                   Managing Director
Saur,Karl W.                            Vice President
Sawyer,Matthew A.                       Senior Vice President
Schaub,Gerald D.                        Vice President


Schultz,Susan L.                        Assistant Vice President
Schwartz,Brian M.                       Assistant Vice President


Segers,Elizabeth R.                     Managing Director


Seward,Lindsay H.                       Assistant Vice President


Shanahan,Christopher W.                 Vice President
Sharpless,Kathy G.                      Managing Director
Short Jr.,Harold P.                     Senior Vice President
Short,Jonathan D.                       Senior Vice President
Siebold,Mark J.                         Vice President
Siemon Jr.,Frank E.                     Vice President
Silva,J. Paul                           Senior Vice President
Sliney,Michael J.                       Vice President


Sorenson,Carolyn L.                     Assistant Vice President


Spiegel,Steven                          Sr Managing Director
Spigelmeyer III,Carl M.                 Vice President


Spooner,Andrew C.                       Assistant Vice President


Squires,Melissa H.                      Vice President
Stairs,Ben                              Senior Vice President
Stark,Kerri A.                          Vice President
Stickney,Paul R.                        Senior Vice President
Storkerson,John K.                      Senior Vice President
Stuart,James F.                         Vice President
Sullivan,Brian L.                       Senior Vice President
Sullivan,Elaine M.                      Senior Vice President
Sweeney,Brian S.                        Vice President
Sweeney,Janet C.                        Senior Vice President
Taber,Rene B.                           Vice President
Tanner,B. Iris                          Vice President


Tassinari,Michael J.                    Assistant Vice President


Tavares,April M.                        Vice President
Telling,John R.                         Senior Vice President


Terry,Kimberley A.                      Assistant Vice President
Tierney,Tracy L.                        Assistant Vice President
Tipper,Russell W.                       Assistant Vice President
Totovian,James H.                       Assistant Vice President


Travers,Debora R.                       Vice President
Tyrie,David C.                          Managing Director


Urban,Elke R.                           Assistant Vice President
Valentin, Carmen                        Assistant Vice President


Vaughan,Lindsey G.                      Senior Vice President


Wadera-Sandhu, Jyotsana                 Assistant Vice President


Wallace,Stephen                         Vice President
Walsh,Julia A.                          Vice President
Weiss,Manuel                            Managing Director
Werths,Beth K.                          Vice President


Whitaker,J. Greg                        Senior Vice President


Whiting,Amanda M.                       Vice President
Wicklund,Jeffrey A.                     Vice President


Williams,Christopher J.                 Assistant Vice President


Williams,Jason M.                       Vice President
Wolfson,Jane                            Senior Vice President
Woolverton,William H.                   Managing Director
Young,Kathleen M.                       Vice President
Zechello,Steven R.                      Vice President
Zografos,Laura J.                       Senior Vice President
deMont,Lisa M.                          Senior Vice President

Item 28. Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrant's Clerk, Judith Cohen; Registrant's investment adviser, Putnam Investment Management, LLC.; Registrant's principal underwriter, Putnam Retail Management Limited Partnership; Registrant's custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

Item 29. Management Services

None.

Item 30. Undertakings

None.

NOTICE

A copy of the Agreement and Declaration of Trust of Putnam Asset Allocation Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the relevant series of the Registrant.


POWER OF ATTORNEY

I, the undersigned Officer of each of the funds listed on Schedule A hereto, hereby severally constitute and appoint John Hill, George Putnam III, Patricia Flaherty, John W. Gerstmayr and Bryan Chegwidden, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacities indicated below, the Registration Statements on Form N-1A or Form N-14 of each of the funds listed on Schedule A hereto and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.


WITNESS my hand and seal on the date set forth below.

Signature                     Title                         Date

/s/ Charles E. Porter
---------------------------   Executive Vice President;     March 19, 2004
Charles E. Porter             Treasurer and Principal
                              Executive Officer

Schedule A

Putnam American Government Income Fund
Putnam Arizona Tax Exempt Income Fund
Putnam Asset Allocation Funds
Putnam California Tax Exempt Income Fund
Putnam Capital Appreciation Fund
Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Diversified Income Trust
Putnam Discovery Growth Fund
Putnam Equity Income Fund
Putnam Europe Equity Fund
Putnam Florida Tax Exempt Income Fund
Putnam Funds Trust
The George Putnam Fund of Boston
Putnam Global Equity Fund
Putnam Global Income Trust
Putnam Global Natural Resources Fund
The Putnam Fund for Growth and Income
Putnam Health Sciences Trust
Putnam High Yield Advantage Fund
Putnam High Yield Trust
Putnam Income Fund
Putnam Intermediate U.S. Government Income Fund
Putnam International Equity Fund
Putnam Investment Funds
Putnam Investors Fund
Putnam Massachusetts Tax Exempt Income Fund
Putnam Michigan Tax Exempt Income Fund
Putnam Minnesota Tax Exempt Income Fund
Putnam Money Market Fund
Putnam Municipal Income Fund
Putnam New Jersey Tax Exempt Income Fund
Putnam New Opportunities Fund
Putnam New York Tax Exempt Income Fund
Putnam Ohio Tax Exempt Income Fund
Putnam OTC & Emerging Growth Fund
Putnam Pennsylvania Tax Exempt Income Fund
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund
Putnam Tax-Free Income Trust
Putnam Tax Smart Funds Trust
Putnam U.S. Government Income Trust
Putnam Utilities Growth and Income Fund
Putnam Variable Trust
Putnam Vista Fund
Putnam Voyager Fund

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that ithas duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 9th day of April, 2004.


Putnam Asset Allocation Funds


                         By: /s/Charles E.Porter, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                     Title

John A. Hill                  Chairman of the Board; Trustee

George Putnam, III            President; Trustee

Charles E. Porter             Executive Vice President; Treasurer and
                              Principal Financial Officer




Steven D. Krichmar            Vice President and Principal Financial Officer

Michael T. Healy              Assistant Treasurer and
                              Principal Accounting Officer

Jameson A. Baxter             Trustee

Charles B. Curtis             Trustee

Ronald J. Jackson             Trustee

Paul L. Joskow                Trustee

Elizabeth T. Kennan           Trustee

John H. Mullin, III           Trustee

Robert E. Patterson           Trustee

A.J.C. Smith                  Trustee

W. Thomas Stephens            Trustee

W. Nicholas Thorndike         Trustee



                         By: /s/ Charles E.Porter, as Attorney-in-Fact

                             April 9, 2004


EXHIBIT INDEX

Item 23   Exhibit

(j) Consent of Independent Auditors.